Commitments and Contingencies	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

Commitments

As of June 30, 2025, the Group did not have any commitments.

Contingencies

On April 29, 2024, the Company was named as a defendant in a lawsuit in the Supreme Court of the State of New York by Empery Asset Master, Ltd., Empery Tax Efficient, LP, and Empery Tax Efficient III, LP (collectively, the “Plaintiffs”) relating to the exercise of certain exchange warrants issued in September 2023. On October 29, 2024, the Company entered into a Settlement Agreement and related side letters with the Plaintiffs, resolving the lawsuit. Pursuant to these agreements, the number of warrant shares was reduced to 3,000,000, and the termination date of the exchange warrants was set as the later of January 28, 2025 or the trading day following the date on which aggregate trading volume exceeded 15,000,000 shares. As the aggregate trading volume exceeded 15,000,000 shares on January 7, 2025, the termination date was determined to be January 28, 2025. As of September 30, 2025, the 3,000,000 2023 Exchange Warrants were fully exercised on an alternative cashless basis for 120,000 ordinary shares. Accordingly, there is no remaining uncertainty related to this matter as of the reporting date.

The Group is not currently a party to any material legal proceedings, investigations or claims. Management has assessed the Group’s exposure to loss contingencies in accordance with ASC 450, Contingencies, and concluded that there are no loss contingencies that are probable or reasonably possible of resulting in a material loss to the CFS.